Taxation (Details 1) - CHF (SFr)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxation [Abstract]
Loss before income tax					SFr (24,427,247)	SFr (30,793,306)	SFr (29,705,063)
Income tax at statutory tax rates applicable to results in the respective countries					5,311,030	6,629,237	6,493,569
Effect of unrecognized temporary differences					193,598	(27,072)	(105,395)
Effect of unrecognized taxable losses					(5,429,935)	(6,360,837)	(6,438,609)
Effect of previously unrecognized deferred tax asset					39,189	131,055
Effect of expenses deductible for tax purposes					9,696	2,505
Effect of expenses not considerable for tax purposes						23,716
Effect of impact from application of different tax rates					(105,805)	(267,695)
Effect of unrecognized taxable losses in equity						146	50,435
Total income tax gain	SFr 8,726	SFr 8,191	SFr 26,179	SFr 24,573	SFr 17,773	SFr 131,055